PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Jun. 30, 2015 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 16,188
Agency fee for ISP qualification	7,197
Prepaid for software	1,047
Others	993
Total	$ 25,425